Property and Equipment	12 Months Ended
Dec. 31, 2025
Property and Equipment
Property and Equipment

Note 4: Property and Equipment

Property and equipment consisted of the following:

	December 31,	December 31,
	2025	2024
Equipment	$46,094	$2,657

Less: accumulated depreciation	(8,992)	(664)

Equipment, net	$37,102	$1,993

Depreciation expense for the years ended December 31, 2025 and 2024 totaled $8,327 and $664, respectively.